Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 877.0		$ 926.1
Net amount at risk in the event of death	63.2	[1]	101.6	[1]
Average attained age of contractholders	59 years		59 years
Guaranteed income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	170.5		168.1
Net amount at risk at annuitization	16.6	[2]	29.6	[2]
Weighted average waiting period until annuitization or guarantee date	0 years		1 year
Guaranteed Lifetime, cumulative periodic withdrawals
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	21.8		24.8
Net amount at risk	0.1	[3]	0.2	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	151.1		172.0
Net amount at risk	$ 7.3	[4]	$ 13.7	[4]
Weighted average waiting period until annuitization or guarantee date	6 years		7 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.